Loan Delinquency and Non-Accrual Loans (Parenthetical) (Detail) - Maximum	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due up to which loans considered current	30 days	30 days
Number of past days up to which Crop Related Agricultural loans considered current	366 days	366 days